Other non-financial assets (Detail) - USD ($) $ in Millions	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019
Other Non-Financial Assets [Line Items]
Precious metals and other physical commodities	$ 4,890	$ 4,050	$ 4,597
Bail deposit	1,300	1,273	1,293
Prepaid expenses	697	787	687
VAT and other tax receivables	335	336	436
Properties and other non-current assets held for sale	242	202	199
Other	385	651	335
Total other non-financial assets	$ 7,849	$ 7,299	$ 7,547